Transactions with related parties (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 0	R$ 613
Loans to associate [Member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 0	R$ 613